Risk management - Regulatory Ratios (Details) - item		3 Months Ended	12 Months Ended
	Apr. 29, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Risk management
Risk management and control model, number of lines of defense			3
Leverage ratio, baseline reference effect percentage			3.00%
Leverage ratio			7.03%
Capital preservation supplement, Projected period	4 years
Capital preservation supplement target				1.20%
Capital preservation supplement, Percent of requirement achieved		50.00%	50.00%
Liquidity risk
Risk management
Available liquid assets, period			30 days
Risk management and control model, number of lines of defense			3
Liquidity risk | Weighted average
Risk management
Liquidity coverage ratio, percentage		176.14%